OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 3,082	$ 3,167
Accrued expenses	6,100	5,691
Deferred revenues	2,163	1,273
Government authorities	1,427	103
Income tax payable and tax provision	951	1,150
Others	61	262
Other accounts payable and accrued expenses	$ 13,784	$ 11,646